Investment Properties - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	₩ 2,304,583	₩ 1,821,061
Rental income from investment properties	198,636	207,795
Future minimum lease fee	279,792	705,182
Less than 1 year [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	100,443	287,149
1-5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	120,939	389,057
More than 5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	₩ 58,410	₩ 28,976